Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the Compensation Actually Paid (as defined below) to our CEO and, on an average basis, our other NEOs. The table also provides our TSR performance, the selected peer group TSR, net income and GPM’s Adjusted EBITDA, net of incremental bonuses, which is our company selected financial measure, all measured over the same time period.

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($) (2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)	Net Income ($ in thousands) (4)	GPM's Adjusted EBITDA, net of incremental bonuses ($ in thousands) (5)
2022	6,683,793	7,032,571	1,233,269	1,208,599	87.47	104.87	71,978	305,452
2021	6,375,923	6,409,489	2,083,296	2,048,069	87.70	153.59	59,427	262,864
2020	2,078,493	2,078,493	753,248	753,248	90.00	107.42	30,639	179,120

(1)
Mr. Kotler was the CEO for each of 2022, 2021 and 2020. For 2022, the other NEOs were Mr. Bassell, Mr. Bricks and Mr. Nuchamovitz. For 2021 and 2020, the other NEOs were Mr. Bassell and Mr. Bricks.
(2)
To calculate “Compensation Actually Paid,” as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Kotler and for the average of the other NEOs is set forth following the footnotes to this table.
(3)
TSR is determined based on the value of an initial fixed income of $100 on December 23, 2020 in stock or November 30, 2020 in the peer group index. The peer group used for TSR comparisons is the S&P Retail Select Industry Index, an index in which our common stock is included.
(4)
Reflects “Net Income” in the Company’s consolidated statement of operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
(5)
As noted in the CD&A, EBITDA was chosen as the performance metric as the Company values EBITDA as a metric that it believes is a key indicator of our operating performance and a strong equity valuation metric. We define EBITDA as net income before net interest expense, income taxes, depreciation and amortization. Adjusted EBITDA further adjusts EBITDA by excluding the gain or loss on disposal of assets, impairment charges, acquisition costs, other non-cash items, and other unusual or non-recurring charges. Adjusted EBITDA, net of incremental bonuses further adjusts Adjusted EBITDA by excluding incremental bonuses incurred for 2020 based on 2020 performance. GPM’s Adjusted EBITDA, net of incremental bonuses, is for GPM Investments, LLC, our operating subsidiary.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	Compensation Actually Paid ($)
	Mr. Kotler
2022	6,683,793	(3,895,429)	4,121,730	122,477	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	6,409,489
2020	2,078,493	—	—	—	2,078,493
	Other Named Executive Officers (Average) (5)
2022	1,233,269	(613,337)	603,960	(15,293)	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	2,048,069
2020	753,248	—	—	—	753,248

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
See footnote (1) above for the NEOs included in the average for each year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) Mr. Kotler was the CEO for each of 2022, 2021 and 2020. For 2022, the other NEOs were Mr. Bassell, Mr. Bricks and Mr. Nuchamovitz. For 2021 and 2020, the other NEOs were Mr. Bassell and Mr. Bricks.
PEO Total Compensation Amount	$ 6,683,793	$ 6,375,923	$ 2,078,493
PEO Actually Paid Compensation Amount	$ 7,032,571	6,409,489	2,078,493
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate “Compensation Actually Paid,” as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Kotler and for the average of the other NEOs is set forth following the footnotes to this table.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	Compensation Actually Paid ($)
	Mr. Kotler
2022	6,683,793	(3,895,429)	4,121,730	122,477	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	6,409,489
2020	2,078,493	—	—	—	2,078,493
	Other Named Executive Officers (Average) (5)
2022	1,233,269	(613,337)	603,960	(15,293)	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	2,048,069
2020	753,248	—	—	—	753,248

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
See footnote (1) above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,233,269	2,083,296	753,248
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,208,599	2,048,069	753,248
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	y Paid vs. Company Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. GPM’s Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR vs. Peer Group TSR
Tabular List [Table Text Block]

2022 Performance Measures

The following table sets forth the financial performance measure that we view as the “most important” measure used to determine our CEO’s and other NEOs’ Compensation Actually Paid for 2022. For additional information, please see the CD&A beginning on page 23.

Performance Measure
Adjusted EBITDA, net of incremental bonuses

Total Shareholder Return Amount	$ 87.47	87.70	90.00
Peer Group Total Shareholder Return Amount	104.87	153.59	107.42
Net Income (Loss)	$ 71,978,000	$ 59,427,000	$ 30,639,000
Company Selected Measure Amount	305,452,000	262,864,000	179,120,000
PEO Name	Mr. Kotler	Mr. Kotler	Mr. Kotler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA, net of incremental bonuses
Non-GAAP Measure Description [Text Block]
(5)
As noted in the CD&A, EBITDA was chosen as the performance metric as the Company values EBITDA as a metric that it believes is a key indicator of our operating performance and a strong equity valuation metric. We define EBITDA as net income before net interest expense, income taxes, depreciation and amortization. Adjusted EBITDA further adjusts EBITDA by excluding the gain or loss on disposal of assets, impairment charges, acquisition costs, other non-cash items, and other unusual or non-recurring charges. Adjusted EBITDA, net of incremental bonuses further adjusts Adjusted EBITDA by excluding incremental bonuses incurred for 2020 based on 2020 performance. GPM’s Adjusted EBITDA, net of incremental bonuses, is for GPM Investments, LLC, our operating subsidiary.

PEO [Member] | Mr Kotler [Member] | Grant Date Fair Value of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,895,429)	$ (5,289,478)	$ 0
PEO [Member] | Mr Kotler [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,121,730	5,323,044	0
PEO [Member] | Mr Kotler [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	122,477	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(613,337)	(1,584,000)	0
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	603,960	1,548,773	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,293)	$ 0	$ 0